Accrued Liabilities And Other (Tables)	3 Months Ended
Mar. 31, 2011
Accrued Liabilities And Other [Abstract]
Schedule Of Accrued Liabilities And Other
	2011	2010

Deferred revenue	$ 49.6	$ 48.1
Personnel costs	39.3	58.0
Wreckage and debris removal	21.0	21.0
Taxes	20.7	22.1
Other	25.3	19.1
	$155.9	$168.3